Inventories (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Finished products	$ 1,117	$ 1,348
Raw materials	329	490
Work in progress	174	233
Spare parts	157	128
Total inventories	1,777	2,199
Non-current inventories - mainly raw materials (presented as non-current assets)	74	65
Current inventories	$ 1,703	$ 2,134